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                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                               DATED MAY 1, 2009
                                      FOR
                       SELECT DIMENSIONS LIFE (SERIES I)
                       SELECT DIMENSIONS LIFE (SERIES II)

We no longer file a fully updated prospectus and statement of additional information ("SAI") in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI, we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectus and statement of additional information dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2008. The Company's ability to honor all guarantees under the Policy (including any Death Benefit guarantee provided by the Policy or any rider and the Fixed Account obligations) is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1. FUND DATA

The following amends "The Funds" section of General Contract Information portion of your prospectus:

      MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2008)

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.31%              1.62%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

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                       UNDERLYING FUND FEES AND EXPENSES
   (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2008)

                                                    DISTRIBUTION
                                                       AND/OR                                ACQUIRED
                                                       SERVICE                              FUND FEES
                                   MANAGEMENT          (12B-1)            OTHER                AND
UNDERLYING FUND:                      FEE               FEES*            EXPENSES            EXPENSES
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY SELECT
DIMENSIONS INVESTMENT SERIES
 Morgan Stanley -- Balanced           0.510%              N/A              0.330%                 N/A
  Portfolio -- Class X
 Morgan Stanley -- Capital            0.500%              N/A              0.310%                 N/A
  Growth Portfolio -- Class X
 Morgan Stanley -- Capital            0.660%              N/A              0.380%                 N/A
  Opportunities Portfolio --
  Class X
 Morgan Stanley -- Dividend           0.540%              N/A              0.170%                 N/A
  Growth Portfolio -- Class X
 Morgan Stanley -- Equally-           0.120%              N/A              0.190%                 N/A
  Weighted S&P 500 Portfolio
  --Class X
 Morgan Stanley -- Flexible           0.310%              N/A              0.360%                 N/A
  Income Portfolio -- Class X
 Morgan Stanley -- Focus              0.540%              N/A              0.160%                 N/A
  Growth Portfolio -- Class X
 Morgan Stanley -- Global             0.570%              N/A              0.270%                 N/A
  Infrastructure Portfolio --
  Class X
 Morgan Stanley -- Mid Cap            0.410%              N/A              0.330%                 N/A
  Growth Portfolio -- Class X
 Morgan Stanley -- Money              0.450%              N/A              0.130%                 N/A
  Market Portfolio -- Class X
THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC.
 Van Kampen -- UIF Core Plus          0.380%              N/A              0.280%              0.010%
  Fixed Income Portfolio --
  Class I
 Van Kampen -- UIF Emerging           0.750%              N/A              0.350%                 N/A
  Markets Debt Portfolio --
  Class I
 Van Kampen -- UIF Emerging           1.210%              N/A              0.410%                 N/A
  Markets Equity Portfolio --
  Class I
 Van Kampen -- UIF High Yield         0.420%              N/A              0.520%                 N/A
  Portfolio -- Class I
 Van Kampen -- UIF U.S. Mid           0.720%              N/A              0.290%              0.010%
  Cap Value Portfolio --
  Class I
VAN KAMPEN LIFE INVESTMENT
 TRUST
 Van Kampen LIT Growth and            0.560%              N/A              0.050%                 N/A
  Income Portfolio -- Class I

                                                       CONTRACTUAL
                                     TOTAL             FEE WAIVER           NET TOTAL
                                     ANNUAL              AND/OR               ANNUAL
                                   OPERATING             EXPENSE            OPERATING
UNDERLYING FUND:                    EXPENSES          REIMBURSEMENT          EXPENSES
-----------------------------  -----------------------------------------------------------
MORGAN STANLEY SELECT
DIMENSIONS INVESTMENT SERIES
 Morgan Stanley -- Balanced           0.840%                N/A                0.840%
  Portfolio -- Class X
 Morgan Stanley -- Capital            0.810%                N/A                0.810%
  Growth Portfolio -- Class X
 Morgan Stanley -- Capital            1.040%                N/A                1.040%
  Opportunities Portfolio --
  Class X
 Morgan Stanley -- Dividend           0.710%                N/A                0.710%
  Growth Portfolio -- Class X
 Morgan Stanley -- Equally-           0.310%                N/A                0.310%
  Weighted S&P 500 Portfolio
  --Class X
 Morgan Stanley -- Flexible           0.670%                N/A                0.670%
  Income Portfolio -- Class X
 Morgan Stanley -- Focus              0.700%                N/A                0.700%
  Growth Portfolio -- Class X
 Morgan Stanley -- Global             0.840%                N/A                0.840%
  Infrastructure Portfolio --
  Class X
 Morgan Stanley -- Mid Cap            0.740%                N/A                0.740%
  Growth Portfolio -- Class X
 Morgan Stanley -- Money              0.580%                N/A                0.580%
  Market Portfolio -- Class X
THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC.
 Van Kampen -- UIF Core Plus          0.670%                N/A                0.670%
  Fixed Income Portfolio --
  Class I
 Van Kampen -- UIF Emerging           1.100%                N/A                1.100%
  Markets Debt Portfolio --
  Class I
 Van Kampen -- UIF Emerging           1.620%                N/A                1.620%
  Markets Equity Portfolio --
  Class I
 Van Kampen -- UIF High Yield         0.940%                N/A                0.940%
  Portfolio -- Class I
 Van Kampen -- UIF U.S. Mid           1.020%                N/A                1.020%
  Cap Value Portfolio --
  Class I
VAN KAMPEN LIFE INVESTMENT
 TRUST
 Van Kampen LIT Growth and            0.610%                N/A                0.610%
  Income Portfolio -- Class I

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY SELECT DIMENSIONS
INVESTMENT SERIES
 Morgan Stanley -- Balanced Portfolio    Capital growth with reasonable current       Morgan Stanley Investment Advisors Inc.
  -- Class X                             income
 Morgan Stanley -- Capital Growth        Long-term capital growth                     Morgan Stanley Investment Advisors Inc.
  Portfolio -- Class X (1)
 Morgan Stanley -- Capital               Seeks long-term capital growth               Morgan Stanley Investment Advisors Inc.
  Opportunities Portfolio -- Class X
 Morgan Stanley -- Dividend Growth       Reasonable current income and long-term      Morgan Stanley Investment Advisors Inc.
  Portfolio -- Class X                   growth of income and capital
 Morgan Stanley -- Equally-Weighted S&P  High level of total return on its assets     Morgan Stanley Investment Advisors Inc.
  500 Portfolio -- Class X               through a combination of capital
                                         appreciation and current income
 Morgan Stanley -- Flexible Income       High level of current income. A secondary    Morgan Stanley Investment Advisors Inc.
  Portfolio -- Class X                   objective is to maximize total return, but
                                         only to the extent consistent with primary
                                         objective
 Morgan Stanley -- Focus Growth          Long-term capital growth                     Morgan Stanley Investment Advisors Inc.
  Portfolio -- Class X (2)
 Morgan Stanley -- Global                Capital appreciation and current income      Morgan Stanley Investment Advisors Inc.
  Infrastructure Portfolio -- Class X
  (3)
 Morgan Stanley -- Mid Cap Growth        Seeks long-term capital growth               Morgan Stanley Investment Advisors Inc.
  Portfolio -- Class X (4)
 Morgan Stanley -- Money Market          High current income, preservation of         Morgan Stanley Investment Advisors Inc.
  Portfolio -- Class X                   capital and liquidity
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 Van Kampen -- UIF Core Plus Fixed       Above-average total return over a market     Morgan Stanley Investment Management Inc.,
  Income Portfolio -- Class I            cycle of three to five years by investing    doing business as Van Kampen
                                         primarily in a diversified portfolio of
                                         fixed income securities.
 Van Kampen -- UIF Emerging Markets      High total return by investing primarily in  Morgan Stanley Investment Management Inc.,
  Debt Portfolio -- Class I              fixed income securities of government and    doing business as Van Kampen
                                         government-related issuers and, to a lesser
                                         extent, of corporate issuers in emerging
                                         market countries.
 Van Kampen -- UIF Emerging Markets      Long-term capital appreciation by investing  Morgan Stanley Investment Management Inc.,
  Equity Portfolio -- Class I            primarily in growth-oriented equity          doing business as Van Kampen
                                         securities of issuers in emerging market
                                         countries.
 Van Kampen -- UIF High Yield Portfolio  Above-average total return over a market     Morgan Stanley Investment Management Inc.,
  -- Class I                             cycle of three to five years by investing    doing business as Van Kampen
                                         primarily in a diversified portfolio of
                                         high yield securities.
 Van Kampen -- UIF U.S. Mid Cap Value    Above-average total return over a market     Morgan Stanley Investment Management Inc.,
  Portfolio -- Class I                   cycle of three to five years by investing    doing business as Van Kampen
                                         in common stocks and other equity
                                         securities.
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Growth and Income        Seeks long-term growth of capital and        Van Kampen Asset Management
  Portfolio -- Class I                   income.

NOTES

(1)  Formerly Morgan Stanley -- Growth Portfolio -- Class X

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(2)  Formerly Morgan Stanley -- American Opportunities Portfolio -- Class X

(3)  Formerly Morgan Stanley -- Utilities Portfolio -- Class X

(4)  Formerly Morgan Stanley -- Developing Growth Portfolio -- Class X

2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates "The Funds" section of ABOUT US in the prospectus:

For the fiscal year ended December 31, 2008, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $4,688,229 (excluding indirect benefits received by offering HLS Funds as investment options).

3. ADDITIONAL PAYMENTS

The following updates, "Additional Payment" section of HOW POLICIES ARE SOLD in the prospectus:

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to, among other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

For the year ended December 31, 2008, Hartford and its affiliates paid approximately $14.5 million in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.

In addition, for the year ended December 31, 2008, Hartford, HESCO and their affiliates, Hartford Life and Annuity Insurance Company, paid $3.9 million in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly owned subsidiary of Hartford).

4. POLICY LIMITATIONS

The following amends the "Policy Limitations" section of YOUR POLICY in the prospectus:

There are some restrictions on your ability to make sub-account transfers. These include: a) one sub-account transfer request each day; b) a total of 20 sub-account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service; and
c) policies designed by the Underlying Funds to restrict excessive sub-account transfers. Please refer to the May 1, 2007 version of the prospectus for more information or contact Us.

5. SETTLEMENT OPTIONS

The following amends the "Settlement Options" section of YOUR POLICY in the prospectus:

SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options.

SAFE HAVEN PROGRAM -- If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford earns investment income from the proceeds under the program. The investment income earned is likely less than the amount of interest we credit and Hartford is making a profit from the difference.

Refer to your Policy or Contact Us to information about additional settlement options.

6. HOW TO SEND PREMIUM PAYMENTS

The following updates the "Allocation of Premium" section of PREMIUMS in the prospectus:

Mail

You should send premium payments to the following lockbox address:

The Hartford
PO Box 64273
St. Paul, MN 55164-0273

or

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To our Individual Life Operations Team at:

The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

Wire

You may also arrange to pay your premium by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

7. LEGAL PROCEEDINGS

The following amends the "Legal Proceedings" section of the prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Annual Product Information Notice, each year you receive the financial statements of the issuing company and the separate account. You will receive the underlying fund prospectuses with the confirmation statement of any fund transaction that you make throughout the year. You can also obtain fund prospectuses: 1) from our website at www.hartfordinvestor.com; 2) by calling your registered representative; or 3) by calling Hartford at 1-800-231-5453. You will receive each underlying fund's annual and semi-annual reports that you are invested in as well as quarterly and annual policy statements. For performance and other policy information visit our website at www.hartfordinvestor.com or call our customer service representatives at 1-800-231-5453. Our mailing address is the Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

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